Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Compensation [Abstract]
Schedule of Stock-Based Compensation Activity	Below is a summary of the Company's stock-based compensation activity and related information with respect to options granted to employees and non-employees for the six months periods ended June 30, 2024:
	Number of options	Weighted- average exercise price (in U.S. dollars)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2024	121,808	$17.23	4.88	-
Granted	-	-	-	-
Exercised	(31,138)	$0.01	(0.01)	$490
Forfeited	(735)	$26.78	(6.02)	-
Expired	(30,185)	(18.08)	-	-
Outstanding at June 30, 2024	59,750	$25.66	7.34	-
Exercisable at June 30, 2024	33,554	$24.78	7.00	-
Vested and expected to vest at June 30, 2024	59,750	$25.66	7.34	-
Below is a summary of the Company’s stock-based compensation activity and related information with respect to options granted to employees and non-employees for the year ended December 31, 2023 and 2022:
	Number of options	Weighted- average exercise price (in U.S. dollars)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2022	122,308	$17.229	5.88	$144
Granted	—	$—	—	$—
Exercised	—	$—	—	$—
Forfeited	—	$—	—	$—
Expired	(500)	$(17)	—	$—
Outstanding at December 31, 2023	121,808	$17.231	4.88	$316
Exercisable at December 31, 2023	88,895	$13.696	3.62	$316
Vested and expected to vest at December 31, 2023	121,808	$17.231	4.88	$316
	Number of options	Weighted- average exercise price (in U.S. dollars)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2021	72,058	$10.568	4.46	$493
Granted	54,500	$26.780	9.98	$—
Exercised	(103)	$26.771	(8.22)	$—
Forfeited	(2,548)	$26.775	(9.18)	$—
Expired	(1,599)	$(27)	—	$—
Outstanding at December 31, 2022	122,308	$17.229	5.88	$144
Exercisable at December 31, 2022	69,318	$9.939	3.29	$144
Vested and expected to vest at December 31, 2022	122,308	$17.229	5.88	$144

Schedule of Share-Based Compensation Expense	The share-based compensation expense by line item in the accompanying consolidated statements of operations is summarized as follows:
	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Research and development	$38	$38	$19	$19
General and administrative	26	26	13	13
	$64	$64	$32	$32
The share-based compensation expense by line item in the accompanying consolidated statements of operations is summarized as follows:
	Year ended December 31
	2023	2022
Research and development	$78	$60
General and administrative	52	65
	$130	$125

Schedule of Fair Value Options Granted Using Black-Scholes Option Pricing Model	The fair value for options granted in 2022 is estimated at the date of grant using a Black-Scholes option pricing model based on the following assumptions:
Year ended December 31, 2022
Employees
Expected term (in years)	6.05 – 10.00
Expected volatility	82.97% – 88.45%
Risk-free interest rate	2.31% – 2.90%
Expected dividend yield	0.00%
Exercise price	$26.78
Non-Employees
Expected term (in years)	9.78
Expected volatility	88.46%
Risk-free interest rate	2.31%
Expected dividend yield	0.00%
Exercise price	$26.78

Schedule of Options Granted	In the year ended December 31, 2022, the Company granted options as follows:
	Year ended December 31, 2022
	Award amount	Exercise price	Vesting period	Expiration
Employees	52,500	26.78	up to 4 years	10 years
Non-employees	2,000	26.78	Immediate	10 years
Total granted	54,500

Schedule of Number of Options Outstanding	The following table summarizes the number of options outstanding for the years ended December 31, 2023 and December 31, 2022, and related information:
	Number of options	Weighted- average grant-date fair value price
Outstanding at December 31, 2022	52,858	$9.59
Granted	—	$—
Vested	(19,945)	$9.56
Forfeited	—	$—
Outstanding at December 31, 2023	32,913	$9.61

Outstanding at December 31, 2021	4,464	$7.67
Granted	52,500	$9.63
Vested	(1,558)	$7.10
Forfeited	(2,548)	$8.56
Outstanding at December 31, 2022	52,858	$9.59
The following table summarizes the number of options outstanding for the years ended December 31, 2023 and December 31, 2022, and related information:
	Number of options	Weighted- average grant-date fair value price
Outstanding at December 31, 2022	132	$4.96
Granted	—	$—
Vested	(132)	$4.96
Forfeited	—	$—
Outstanding at December 31, 2023	—	$—

Outstanding at December 31, 2021	304	$4.91
Granted	2,000	$11.93
Vested	(2,172)	$11.37
Forfeited	—	$—
Outstanding at December 31, 2022	132	$4.96